PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Leasehold buildings	7,523	2,948	2,158
Leasehold improvements	-	910	666
Plant and machinery	4,535	4,380	3,206
Equipment, furniture and fittings	2,724	2,883	2,110
Subtotal	14,782	11,121	8,140
Less: accumulated depreciation	(8,110)	(7,063)	(5,170)
Property, plant and equipment, net	6,672	4,058	2,970